Share-Based Incentive Plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Incentive Plans	SHARE-BASED INCENTIVE PLANS
We sponsor several share-based employee incentive plans. Share-based compensation expense for grants awarded under these plans was $67 million, $50 million and $51 million in 2020, 2019, and 2018, respectively. Related income tax benefits recognized in earnings were $9 million, $6 million and $9 million in 2020, 2019, and 2018, respectively.
At December 31, 2020, unrecognized compensation cost related to non-vested stock option and stock unit awards totaled $77 million. The cost of these non-vested awards is expected to be recognized over a weighted-average remaining vesting period of 28 months.
Share-Based Employee Incentive Plans
On April 17, 2018, our stockholders approved the 2018 Omnibus Stock and Incentive Plan ("2018 OSIP"). This plan was adopted by our Board of Directors on February 20, 2018 and provides for the issuance of stock options, performance stock units, and restricted stock units, among other award types. No new awards may be granted under the 2018 OSIP after the tenth anniversary of the date that the stockholders approved the plan. However, the term and exercise of awards granted before then may extend beyond that date. At December 31, 2020, approximately 3.2 million shares remain available for issuance under the 2018 OSIP.
Stock Options
Eligible employees may receive stock options as a portion of their total compensation. Such options generally become exercisable over a 3-year period in substantially equal increments, expire 10 years from the date of grant and are subject to forfeiture upon termination of employment, other than by death, Disability, Retirement, or with the consent of the Committee (as defined in the award agreement). We use the Black-Scholes option-pricing model to measure the fair value of stock options granted to employees. Granted options have exercise prices equal to the market price of Whirlpool common stock on the grant date. The principal assumptions used in valuing options include: (1) risk-free interest rate - an estimate based on the yield of United States zero coupon securities with a maturity equal to the expected life of the option; (2) expected volatility - an estimate based on the historical volatility of Whirlpool common stock for a period equal to the expected life of the option; and (3) expected option life - an estimate based on historical experience. Stock options are expensed on a straight-line basis, net of estimated forfeitures. Based on the results of the model, the weighted-average grant date fair value of stock options granted for 2020, 2019, and 2018 were $29.53, $27.89 and $38.34, respectively, using the following assumptions:

Weighted Average Black-Scholes Assumptions	2020	2019	2018
Risk-free interest rate	1.4%	2.5%	2.6%
Expected volatility	29.3%	28.5%	28.2%
Expected dividend yield	3.2%	3.4%	2.6%
Expected option life, in years	5	5	5
Stock Option Activity
The following table summarizes stock option activity during 2020:

In thousands, except per share data	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1	2,387	$144.01
Granted	268	152.16
Exercised	(308)	142.42
Canceled or expired	(79)	172.70
Outstanding at December 31	2,268	$144.54
Exercisable at December 31	1,753	$142.38
The total intrinsic value of stock options exercised was $13 million, $4 million and $30 million for 2020, 2019, and 2018, respectively. The related tax benefits were $3 million, $1 million and $7 million for 2020, 2019, and 2018, respectively. Cash received from the exercise of stock options was $44 million, $8 million, and $17 million for 2020, 2019, and 2018, respectively.
The table below summarizes additional information related to stock options outstanding at December 31, 2020:

Options in thousands / dollars in millions, except per-share data	Outstanding Net of Expected Forfeitures	Options Exercisable
Number of options	2,169	1,753
Weighted-average exercise price per share	$144.50	$142.38
Aggregate intrinsic value	$85	$74
Weighted-average remaining contractual term, in years	5	3
Stock Units
Eligible employees may receive restricted stock units or performance stock units as a portion of their total compensation.
Restricted stock units are typically granted to selected management employees on an annual basis and vest over three years. Periodically, restricted stock units may be granted to selected employees based on special recognition or retention circumstances and generally vest from three years to seven years. Previously granted awards accrue dividend equivalents on outstanding units (in the form of additional stock units) based on dividends declared on Whirlpool common stock. These awards convert to unrestricted common stock at the conclusion of the vesting period.
Performance stock units are granted to management employees on an annual basis and generally vest at the end of a three year performance period, converting to unrestricted common stock at the conclusion of the vesting period. The final award may equal 0% to 200% of the target grant, based on Whirlpool performance results relative to pre-established goals.
We measure compensation cost for stock units based on the closing market price of Whirlpool common stock at the grant date, with adjustments for performance stock units to reflect the final award granted. The weighted average grant date fair values of awards granted during 2020, 2019, and 2018 were $141.38, $127.26 and $157.09, respectively. The total fair value of stock units vested during 2020, 2019, and 2018 was $37 million, $28 million and $29 million, respectively.
The following table summarizes stock unit activity during 2020:

Stock units in thousands, except per-share data	Number of Stock Units	Weighted- Average Grant Date Fair Value
Non-vested, at January 1	805	$144.48
Granted	550	141.38
Canceled	(108)	133.51
Vested and transferred to unrestricted	(244)	153.48
Non-vested, at December 31	1,003	$139.62
Non-employee Director Equity Awards
In 2020, each non-employee director received an annual grant of unrestricted Whirlpool common stock, with the number of shares issued to the director determined by dividing $145,000 by the closing price of Whirlpool common stock on the date of the annual meeting of our stockholders.